NET LOSS PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NET LOSS PER COMMON SHARE
Schedule of basic and diluted losses per share

Basic and diluted losses per share are calculated as follows (in thousands, except share and per share data):

	Three Months Ended March 31,
	2026	2025
Numerator:
Net loss	$(8,575)	$(12,870)
Net loss attributable to common stockholders—basic and diluted	$(8,575)	$(12,870)
Denominator:
Weighted average number of common shares outstanding	5,056,994	5,016,149
Net loss per share attributable to common stockholders—basic and diluted	$(1.70)	$(2.57)

Basic and diluted losses per share are calculated as follows (in thousands, except share and per share data):

	Year ended December 31,
	2025	2024
Numerator:
Net loss	$(73,845)	$(54,344)
Net loss attributable to common stockholders - basic and diluted	$(73,845)	$(54,344)
Denominator:
Weighted average number of common shares outstanding	5,026,704	5,009,250
Net loss per share attributable to common stockholders - basic and diluted	$(14.69)	$(10.85)

Schedule of common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive

	Three Months Ended March 31,
	2026	2025
Series A‑1 redeemable convertible preferred stock	1,234,568	1,234,568
Series A‑2 redeemable convertible preferred stock	2,362,204	2,362,204
Series B‑1 redeemable convertible preferred stock	2,718,539	2,718,539
Series C‑1 redeemable convertible preferred stock	3,570,724	3,570,724
Series C‑2 redeemable convertible preferred stock	2,513,698	2,513,698
Series D redeemable convertible preferred stock	5,950,204	5,950,204
Preferred stock warrants	295,558	295,558
Preferred stock issued upon conversion of convertible promissory notes (1)	560,024	—
Options to purchase common stock	5,538,921	5,124,445
Restricted stock units	1,394,670	1,414,922
(1)	Due to the multiple conversion options provided for within the Company’s convertible promissory notes, the Company applied the if-converted method to the calculation of the anti-dilutive shares underlying such notes to determine the estimated shares that the notes would convert into as of March 31, 2026. This assumption included consideration of the multiple conversion features and applying probability weightings to an assumed price of approximately $38 per share ($19 per share after applying the 50% discount).

	Year ended December 31,
	2025	2024
Series A-1 redeemable convertible preferred stock	1,234,568	1,234,568
Series A-2 redeemable convertible preferred stock	2,362,204	2,362,204
Series B-1 redeemable convertible preferred stock	2,718,539	2,718,539
Series C-1 redeemable convertible preferred stock	3,570,724	3,570,724
Series C-2 redeemable convertible preferred stock	2,513,698	2,513,698
Series D redeemable convertible preferred stock	5,950,204	5,950,204
Preferred stock warrants	295,558	295,558
Preferred stock issued upon conversion of convertible promissory notes (1)	560,024	—
Options to purchase common stock	5,546,772	5,085,269
Restricted stock units	1,394,670	1,446,116
(1)  Due to the multiple conversion options provided for within the Company’s convertible promissory notes, the Company applied the if-converted method to the calculation of the anti-dilutive shares underlying such notes to determine the estimated shares that the notes would convert into as of December 31, 2025. This assumption included consideration of the multiple conversion features and applying probability weightings to an assumed price of approximately $38 per share ($19 per share after applying the 50% discount).